Stock Options - Schedule of Warrant Outstanding (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Warrant issued and outstanding lessor exercise price	Lessor of: $2.46 or $2.88 or any price of equity linked instruments issued by the Company while the warrant is issued and outstanding